COMMITMENTS - Quantum Financing Securities Purchase Agreement (Details) - Digital Health Acquisition Corp.	Nov. 21, 2023 USD ($) D $ / shares
Note Payable
Share price trigger to determine reset of conversion price	$ 3
Quantum Investor | Quantum Purchase Agreement
Note Payable
Original issue discount (in percent)	7.00%
Aggregate principal amount | $	$ 3,000,000
Quantum Note | Quantum Investor | Quantum Purchase Agreement
Note Payable
Original issue discount (in percent)	7.00%
Aggregate principal amount | $	$ 3,000,000
Annual fixed rate (as a percent)	12.00%
Conversion price of convertible notes	$ 10.00
Percentage of stock price trigger	85.00%
Threshold trading days | D	7
Share price trigger to determine reset of conversion price	$ 10.00
Floor average price for share price trigger to determine reset of conversion price	$ 2
Minimum notice period for redemption of notes	10 days
Share price trigger for early redemption of notes	$ 10.00
Default interest rate (as a percent)	18.00%